Shareholder Fees {- Fidelity Advisor Mortgage Securities Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-07 | Fidelity Advisor Mortgage Securities Fund
Shareholder Fees:
(fees paid directly from your investment)	none